Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Exchange Rates [Table Text Block]
	2012	2011
Period end RMB:USD exchange rate	6.3011	6.3588
Average RMB:USD exchange rate	6.3116	6.4688